Cover	3 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	SBC Medical Group Holdings Incorporated, a Delaware corporation (the “Company,” “SBC,” “we,” “our” and “us”) filed a registration statement with the Securities and Exchange Commission (the “SEC”) on Form S-1 (File No. 333-282540) on October 8, 2024, which was declared effective by the SEC on October 18, 2024 (as amended, the “Registration Statement”). This Post-Effective Amendment No. 2 to Form S-1 (the “Post-Effective Amendment”) is being filed in order to, among other things, include updated information with respect to the business and financial condition and results of operations of the Company, including audited financial statements as of December 31, 2024 and unaudited financial statements as of March 31, 2025, as well as regarding certain disclosures in the Registration Statement and the selling securityholders named in the prospectus, including the number of shares of Common Stock being offered by the selling securityholders to reflect sales or other dispositions of such securities by the selling securityholders since the filing of the Registration Statement and additional updates related to the selling securityholders.The information included in this filing amends and restates the information contained in the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 2. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Registrant Name	SBC Medical Group Holdings Incorporated
Entity Central Index Key	0001930313
Entity Tax Identification Number	88-1192288
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Spectrum Center Dr., Suite 300
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	593-0250
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	200 Spectrum Center Dr., Suite 300
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	593-0250
Contact Personnel Name	Yoshiyuki Aikawa